Document and Entity Information	3 Months Ended
Mar. 31, 2021
Cover page.
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Better Choice Co Inc.
Entity Central Index Key	0001471727
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false